COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Lease Payments) (Details)	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 213,568
Total minimum operating lease payments	213,568
Less: interest	(10,771)
Total lease liability at December 31, 2020	$ 202,797